Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets
Schedule of Intangible Assets

€ millions	Software and	Acquired	Customer	Total
	Database Licenses	Technology/IPRD	Relationship and
			Other Intangibles
Historical cost
1/1/2017	791	2,907	5,119	8,817
Foreign currency exchange differences	-22	-278	-523	-823
Additions from business combinations	0	51	73	124
Other additions	93	0	10	103
Retirements/disposals	-53	-688	-62	-803
12/31/2017	809	1,992	4,617	7,418
Adoption of IFRS 15	0	0	14	14
1/1/2018	809	1,992	4,631	7,432
Foreign currency exchange differences	8	100	204	312
Additions from business combinations	4	148	410	562
Other additions	193	0	36	229
Retirements/disposals	-43	-62	-41	-146
Transfers	25	0	-28	-3
12/31/2018	996	2,178	5,212	8,386

Accumulated amortization
1/1/2017	589	2,186	2,256	5,031
Foreign currency exchange differences	-16	-208	-219	-443
Additions amortization	79	254	327	660
Retirements/disposals	-51	-688	-58	-797
12/31/2017	601	1,544	2,306	4,451
Foreign currency exchange differences	6	77	87	170
Additions amortization	95	216	337	648
Retirements/disposals	-23	-62	-25	-110
12/31/2018	679	1,775	2,705	5,159

Carrying amount
12/31/2017	208	448	2,311	2,967
12/31/2018	317	403	2,507	3,227

Schedule of Significant Intangible Assets

€ millions, unless otherwise stated	Carrying Amount		Remaining Useful Life
	2018	2017	(in years)
Sybase – Customer relationships	179	226	3	to	5
SuccessFactors – Customer relationships	225	261			7
Ariba – Customer relationships	323	366	7	to	9
Concur – Acquired technologies	114	180			3
Concur – Customer relationships	1,033	1,073	12	to	16
Callidus - Acquired technologies	103	0	4	to	6
Callidus - Customer relationships	384	0	10	to	14
Total significant intangible assets	2,361	2,106